GENERAL	12 Months Ended
Dec. 31, 2011
GENERAL [Abstract]
GENERAL
NOTE 1:-	GENERAL

a.	Optibase Ltd. ("the Company") was incorporated and commenced operations in 1990.

During 2009 the Company had entered into the fixed-income real estate sector after an acquisition of a commercial building as more fully described in paragraph b below.

Until the sale of its video solutions business to VITEC Multimedia ("Vitec") in July 2010 (See 1c below), the Company and its U.S subsidiary, Optibase Inc, provided equipment for a wide range of professional video applications in the Broadband IPTV, Broadcast, Government, Enterprise and Post-production markets, which performed through the operation of two product lines: Video technologies and IPTV (collectively: the Video activity). Following the sale of the Video Activity, the Company's only operation is the fixed-income real-estate.

As of December 31, 2011, the Company manages its activity through three active subsidiaries: Optibase Real Estate Europe SARL ("Optibase SARL") in Luxembourg which was incorporated in October 2009, Optibase Inc. in the United States which was incorporated in 1991 ("Optibase Inc") and OPCTN SA in Geneva which was incorporated in February 2011 (collectively: "the Group").

b.	Acquisitions:

2009 Acquisition:

1.	Rümlang , Switzerland

On October 29, 2009, the Company through its subsidiary in Luxemburg, Optibase SARL, acquired a commercial building located in Rümlang Switzerland. The five-story building includes 12,500 square meters of rentable space with offices, laboratory and retail uses. The purchase price for the transaction was approximately CHF 23,500 of which CHF 18,800 (approximately $ 22,800 and $ 18,100 respectively, as of the purchase date) was financed through a long-term loan from a Swiss bank (see details in Note 8).

The acquisition has been accounted for using the purchase method of accounting. The purchase price has been allocated to land, building and intangible assets. The aggregate value of other acquired intangible assets, consisting of in-place leases, is measured by the excess of (i) the purchase price paid for a property after adjusting existing in-place leases to market rental rates over (ii) the estimated fair value of the property as-if-vacant, determined as set forth below. The value of in-place leases exclusive of the value of above-market and below-market in-place leases is amortized to expense over the remaining non-cancelable periods of the respective leases. If a lease were to be terminated prior to its stated expiration, all unamortized amounts relating to that lease would be written off.

Other than as discussed above, the Company has determined that the real estate properties do not have any other significant identifiable intangibles.

The total purchase price was allocated as follows:

Cash paid	$22,828

Land	$2,818
Building	19,354
Above market value of in-place leases	656

Total purchase price	$22,828

On March 1, 2010 Optibase SARL entered into an Option Agreement with a Cypriot company, Swiss Pro Capital Limited, with respect to the commercial building acquired by the Company, in Rümlang, Switzerland. Through its beneficial owner, Swiss Pro Capital Limited introduced Optibase to the Rumlang property and facilitated Optibase's acquisition and financing of the property. Under the Option Agreement, Optibase SARL granted Swiss Pro Capital limited an option to purchase twenty percent (20%) of the share capital of Optibase SARL in consideration of initial price of CHF 315 (approximately $ 335) that shall be paid upon exercise (the "Initial Price"). In addition to the initial price, upon exercise of the option, Swiss Pro Capital Limited will pay 20% of the investment amount (as defined in the Option Agreement). The shares that would be issued to Swiss Pro Capital Limited upon exercise of the option will not have voting rights and would be subject to transfer restrictions in favor of Optibase. The Company estimated the fair value of option granted in accordance with ASC 820 using the Binominal model and was accounted as a liability.

2010 Acquisition:

2.	Marquis Residence in Miami, Florida

On December 30, 2010, the Company's wholly-owned subsidiary, Optibase Inc, acquired  21 condominium units in the Marquis Residence in Miami, Florida. for consideration of approximately $ 8,632 in cash. The acquisition of the units was accounted for as acquisition of an asset. The Company is renting part of the units and in principle holds the units for investment purposes and will consider selling the units in accordance with its business considerations and market conditions. As of December 31, 2011, out of the 21 units 14 units have been rented.

2011 Acquisition:

3.	Centre des Technologies Nouvelles in Geneva, Switzerland

On March 2, 2011 the Company acquired through a newly established subsidiary an office building complex in Geneva, Switzerland known as Centre des Technologies Nouvelles (CTN) (the "Property"). The acquisition was undertaken by OPCTN S.A., a Luxembourg company owned 51% by Optibase and 49% by The Phoenix Insurance Company Ltd and The Phoenix Comprehensive Pension (collectively, "The Phoenix"). OPCTN S.A. undertook the transaction by acquiring all of the ownership interest in the Property owner Eldista GmbH, a Swiss Company ("Eldista").

CTN is a six-building complex located in the Plan-Les-Ouates business park in the outskirts of Geneva. The complex includes approximately 35,000 square meters (approximately 377,000 square feet) of primarily space and is a center for advanced industries including biotech electronic and information technology industries.

The total purchase price for the Eldista shares was CHF 37,720 (representing $ 40,559 - as of the purchase date), subject to a post-closing price adjustment to reflect Eldista's assets and liabilities as of the closing date.

On the date of the agreement, the Company paid to Apollo CTN S.A.R.L (the "Seller"), CHF 37,420,  which represent the purchase price less CHF 500 (approximately $ 40,234 and $ 538, respectively as of the purchase date). In addition, the Company paid CHF 1,000 (approximately $ 1,075 as of the purchase date) (the "Adjustment escrow") into an escrow account. The release of the adjustment escrow depends on the consequence of the net assets adjustment.

The net assets adjustment finally amounted to be a net liability of CHF 200.
Accordingly, CHF 700 of the Escrow is to be paid to the Company and the balance of the Escrow of CHF 300 (approximately $ 214, $ 745 and $ 319, respectively) is to be paid to the seller.

The acquisition of the property through the acquisition of Eldista was accounted for by the Company as a business combination in accordance with ASC 805 "Business Combination". The acquired activities and assets of Eldista constitute a business as they consist of inputs and processes applied to those inputs that have the ability to create outputs.

The results of operations of the acquired property are included in the Company's financial statements from the date the acquisition has been completed.

The total purchase price was allocated as follows:

USD

Cash paid for Eldista shares	$40,559

Assets and liabilities acquired:

Land	23,654
Building	137,797
Swap instrument	(392)
Mortgage loan	(92,705)
Rent settlements with tenants	(1,759)
Lease provision	(7,311)
Above and below-market value of in-place leases	1,124
Deferred tax liabilities	(15,282)
Other current net assets	(155)
Gain from a bargain purchase	(4,412)

Total purchase price	40,559

Less:
Purchase price paid by non-controlling interests	(19,875)

Net purchase price	$20,684

The bargain purchase gain was recorded since the total acquisition date fair value of the identifiable net assets acquired exceeded the total purchase price.

Accordingly, the Company recorded the bargain purchase gain as other income in the amount of $ 4,412 in the consolidated statement of operations for the year ended December 31, 2011.

c.	Sale of the Video activity (Discontinued operations):

On March 16, 2010, the Company and its subsidiary, Optibase Inc., entered into an asset purchase agreement (the "Agreement") with Optibase Technologies Ltd. and Stradis Inc., wholly owned subsidiaries of  S.A. Vitec (also known as Vitec Multimedia) (S.A. Vitec, Optibase Technologies Ltd. and Stradis Inc., collectively "Vitec") pursuant to which Vitec purchased all of the assets and liabilities related to the Company's Video Solutions Business (the "Video Activity") for an aggregate consideration of $ 8,000, subject to certain price adjustments and an earn-out mechanism pursuant to which 45% of Vitec's revenues deriving from the Video activity exceeding $ 14,000 in the year following the closing of the transaction, will be paid to the Company. Closing of the transaction occurred on July 1, 2010. In the year following the closing, the Company did not achieve the earn-out target and no additional consideration was received by the Company.

Under the Agreement, the Company and Vitec agreed on a price adjustment mechanism to the initial consideration, upon which, Vitec shall add or subtract to the consideration an amount equal to accounts receivable, net plus other receivables and prepaid expenses minus accounts payable and other payables, all as of the Closing date (the "Adjustment Amount"), whereby the Adjustment Amount as calculated by the Company would be deposited by Vitec in escrow within five days from the closing date, to be released over a period of 12 months as Vitec collects amounts owed to the Company from customers.

As of December 31, 2011, Vitec has refrained from depositing any amount in escrow. This led to a dispute between the parties. For further details see Note 9e.1.

The Company recorded a capital gain of approximately $ 6,300 resulting from this Sale of the Video Activity.

The results of operations of the Video Activity for the years ended December 31, 2009, 2010 and 2011, which were reported separately and retroactively as discontinued operations in the consolidated statements of operations, are summarized as follows:

	Year ended December 31,
	2009	2010	2011

Revenues	$13,149	$4,457	$-

Operating income	$6,612	$2,874	$-

Costs and expenses	$10,914	$3,779	$51

Other Income	$4,774	$6,304	$-

Net income (loss) from discontinued operations	$472	$5,399	$(51)

Basic and Diluted net earnings per share from discontinued operations	$0.03	$0.33	$(0.00)

The assets and liabilities of the Video activity for the years ended December 31, 2010 and 2011, which relates to the discontinued operations and presented in the consolidated balance sheets, are summarized as follows:

	December 31,
	2010	2011
Assets:

Other accounts receivable	$966	$969

Total assets	$966	$969

Liabilities:

Other accounts payable and accrued expenses	$3,006	$2,990

Total liabilities	$3,006	$2,990